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C000064595
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 9,425	$ 9,455	$ 10,134	$ 10,291	$ 10,365	$ 10,861	$ 10,914	$ 10,674	$ 10,864	$ 10,392	$ 10,031		$ 10,190	$ 10,295	$ 10,597	$ 10,865	$ 11,017	$ 11,289	$ 11,177	$ 11,428	$ 11,580	$ 11,425	$ 11,387	$ 11,586	$ 11,537	$ 11,553	$ 10,800	$ 10,864	$ 10,872	$ 10,910	$ 11,165	$ 11,312	$ 11,273	$ 11,113	$ 10,708	$ 10,786	$ 10,241	$ 11,143	$ 11,386	$ 11,770	$ 11,880	$ 11,833	$ 12,312	$ 12,241	$ 12,478	$ 12,660	$ 12,652	$ 12,565	$ 13,202	$ 13,473	$ 12,515	$ 10,911	$ 11,851	$ 12,325	$ 12,171	$ 12,412	$ 12,396	$ 12,075	$ 11,937	$ 12,908	$ 12,907	$ 12,623	$ 12,623	$ 13,503	$ 14,112	$ 14,438	$ 14,428	$ 14,611	$ 14,777	$ 14,341	$ 15,039	$ 14,432	$ 15,509	$ 14,975	$ 14,966	$ 15,948	$ 15,440	$ 15,871	$ 14,733	$ 15,622	$ 14,935	$ 13,050	$ 13,544	$ 14,780	$ 14,272	$ 14,919	$ 14,120	$ 14,436	$ 14,874	$ 13,931	$ 14,328	$ 14,473	$ 13,739	$ 13,019	$ 12,990	$ 14,221	$ 14,514	$ 14,065	$ 14,182	$ 14,623	$ 14,241	$ 14,907	$ 14,659	$ 15,547	$ 16,295	$ 16,719	$ 16,539	$ 17,418	$ 16,245	$ 16,084	$ 16,693	$ 17,390	$ 18,011	$ 17,989	$ 18,165	$ 17,819	$ 17,970	$ 18,362	$ 17,874	$ 18,514	$ 18,250
C000064596
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,992	10,016	10,735	10,887	10,958	11,475	11,523	11,275	11,459	10,954	10,569		10,726	10,838	11,143	11,424	11,569	11,850	11,725	11,983	12,128	11,957	11,916	12,119	12,060	12,068	11,273	11,335	11,335	11,367	11,630	11,777	11,728	11,553	11,118	11,192	10,622	11,552	11,791	12,180	12,295	12,238	12,723	12,641	12,881	13,054	13,037	12,946	13,593	13,859	12,869	11,210	12,172	12,656	12,489	12,723	12,698	12,365	12,214	13,195	13,186	12,892	12,883	13,766	14,379	14,707	14,694	14,866	15,020	14,574	15,268	14,643	15,721	15,171	15,163	16,138	15,624	16,049	14,886	15,771	15,066	13,158	13,647	14,895	14,363	15,006	14,198	14,504	14,943	13,978	14,374	14,512	13,763	13,032	12,993	14,217	14,506	14,040	14,149	14,588	14,191	14,857	14,595	15,465	16,203	16,617	16,415	17,284	16,102	15,940	16,533	17,213	17,817	17,785	17,941	17,583	17,735	18,101	17,611	18,232	17,958
C000148174
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	10,008	10,040	10,762	10,929	11,009	11,536	11,592	11,352	11,571	11,066	10,690		10,858	10,971	11,293	11,590	11,752	12,043	11,932	12,200	12,363	12,201	12,168	12,381	12,341	12,357	11,551	11,629	11,638	11,679	11,963	12,121	12,079	11,909	11,481	11,565	10,979	11,958	12,220	12,627	12,754	12,703	13,230	13,153	13,417	13,606	13,606	13,520	14,200	14,493	13,475	11,743	12,767	13,279	13,114	13,375	13,357	13,018	12,869	13,919	13,927	13,620	13,620	14,573	15,234	15,595	15,586	15,784	15,964	15,503	16,260	15,611	16,782	16,202	16,202	17,262	16,719	17,196	15,963	16,929	16,183	14,142	14,680	16,033	15,481	16,195	15,326	15,669	16,157	15,129	15,560	15,729	14,929	14,153	14,121	15,454	15,793	15,293	15,431	15,922	15,494	16,232	15,960	16,931	17,749	18,224	18,016	18,989	17,704	17,540	18,207	18,974	19,666	19,642	19,832	19,453	19,643	20,068	19,543	20,235	19,963
C000064597
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	10,000	10,032	10,760	10,919	10,999	11,524	11,588	11,340	11,540	11,036	10,660		10,833	10,946	11,267	11,560	11,721	12,012	11,899	12,166	12,329	12,163	12,122	12,343	12,290	12,315	11,510	11,585	11,593	11,634	11,904	12,062	12,020	11,854	11,419	11,511	10,931	11,898	12,158	12,567	12,694	12,643	13,155	13,087	13,341	13,533	13,524	13,439	14,119	14,410	13,390	11,673	12,682	13,191	13,022	13,281	13,273	12,923	12,784	13,827	13,823	13,517	13,526	14,460	15,115	15,474	15,470	15,657	15,836	15,381	16,124	15,471	16,626	16,061	16,061	17,106	16,567	17,031	15,821	16,769	16,029	14,013	14,545	15,877	15,336	16,034	15,172	15,508	15,992	14,974	15,397	15,564	14,771	13,999	13,968	15,298	15,619	15,124	15,261	15,743	15,330	16,050	15,787	16,737	17,546	18,011	17,805	18,757	17,492	17,330	17,989	18,739	19,411	19,388	19,579	19,205	19,380	19,801	19,284	19,966	19,690
C000064598
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,000,000	1,003,180	1,076,288	1,092,197	1,100,948	1,153,821	1,159,422	1,134,617	1,155,047	1,104,584	1,066,937		1,083,846	1,095,924	1,127,328	1,156,848	1,173,005	1,202,088	1,190,954	1,217,781	1,234,040	1,217,581	1,214,308	1,235,583	1,231,317	1,232,962	1,152,355	1,159,970	1,160,795	1,164,920	1,193,008	1,208,793	1,204,639	1,188,184	1,144,673	1,153,041	1,095,160	1,192,040	1,218,155	1,259,384	1,272,062	1,266,991	1,318,458	1,310,802	1,337,171	1,355,885	1,355,885	1,347,330	1,415,028	1,444,274	1,342,771	1,170,657	1,271,964	1,323,050	1,306,375	1,332,398	1,331,531	1,296,790	1,282,828	1,386,675	1,387,435	1,356,759	1,356,759	1,451,785	1,517,655	1,553,664	1,552,748	1,572,494	1,590,445	1,544,269	1,619,775	1,554,157	1,670,715	1,613,844	1,613,844	1,719,335	1,665,168	1,711,864	1,589,578	1,684,991	1,611,523	1,408,047	1,461,651	1,596,617	1,541,537	1,611,747	1,525,016	1,560,278	1,607,904	1,506,440	1,549,435	1,566,231	1,486,450	1,409,061	1,405,897	1,538,787	1,571,552	1,522,739	1,536,534	1,584,355	1,542,745	1,616,362	1,589,218	1,686,029	1,767,611	1,813,820	1,794,200	1,890,123	1,763,148	1,746,822	1,812,124	1,887,947	1,956,918	1,954,580	1,973,583	1,937,013	1,954,708	1,997,347	1,943,942	2,013,962	1,986,412
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	9,402	9,332	9,965	10,123	10,180	10,066	10,491	10,499	10,555	10,351	10,500		10,751	11,011	11,316	11,437	11,606	11,851	11,897	12,182	12,199	12,473	12,708	12,984	13,159	13,854	13,280	12,991	13,140	13,222	13,216	13,629	13,797	13,874	12,856	13,002	12,013	12,948	13,337	13,512	13,991	13,184	14,053	14,122	13,833	14,128	14,487	14,891	15,337	15,244	13,955	12,108	13,431	14,080	14,452	15,144	16,156	15,598	15,120	17,053	17,776	17,599	18,050	18,651	19,519	19,800	20,095	20,455	20,964	20,094	21,232	20,767	21,654	20,508	19,990	20,538	18,832	18,846	17,214	18,581	17,804	16,149	17,308	18,512	17,726	18,980	18,524	19,096	19,431	19,237	20,400	21,086	20,582	19,694	19,123	20,915	21,942	22,206	23,147	23,891	23,003	24,031	24,520	24,952	25,611	26,080	25,563	26,736	26,039	26,958	26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	9,402	9,332	9,965	10,123	10,180	10,066	10,491	10,499	10,555	10,351	10,500		10,751	11,011	11,316	11,437	11,606	11,851	11,897	12,182	12,199	12,473	12,708	12,984	13,159	13,854	13,280	12,991	13,140	13,222	13,216	13,629	13,797	13,874	12,856	13,002	12,013	12,948	13,337	13,512	13,991	13,184	14,053	14,122	13,833	14,128	14,487	14,891	15,337	15,244	13,955	12,108	13,431	14,080	14,452	15,144	16,156	15,598	15,120	17,053	17,776	17,599	18,050	18,651	19,519	19,800	20,095	20,455	20,964	20,094	21,232	20,767	21,654	20,508	19,990	20,538	18,832	18,846	17,214	18,581	17,804	16,149	17,308	18,512	17,726	18,980	18,524	19,096	19,431	19,237	20,400	21,086	20,582	19,694	19,123	20,915	21,942	22,206	23,147	23,891	23,003	24,031	24,520	24,952	25,611	26,080	25,563	26,736	26,039	26,958	26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	9,402	9,332	9,965	10,123	10,180	10,066	10,491	10,499	10,555	10,351	10,500		10,751	11,011	11,316	11,437	11,606	11,851	11,897	12,182	12,199	12,473	12,708	12,984	13,159	13,854	13,280	12,991	13,140	13,222	13,216	13,629	13,797	13,874	12,856	13,002	12,013	12,948	13,337	13,512	13,991	13,184	14,053	14,122	13,833	14,128	14,487	14,891	15,337	15,244	13,955	12,108	13,431	14,080	14,452	15,144	16,156	15,598	15,120	17,053	17,776	17,599	18,050	18,651	19,519	19,800	20,095	20,455	20,964	20,094	21,232	20,767	21,654	20,508	19,990	20,538	18,832	18,846	17,214	18,581	17,804	16,149	17,308	18,512	17,726	18,980	18,524	19,096	19,431	19,237	20,400	21,086	20,582	19,694	19,123	20,915	21,942	22,206	23,147	23,891	23,003	24,031	24,520	24,952	25,611	26,080	25,563	26,736	26,039	26,958	26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000	9,402	9,332	9,965	10,123	10,180	10,066	10,491	10,499	10,555	10,351	10,500		10,751	11,011	11,316	11,437	11,606	11,851	11,897	12,182	12,199	12,473	12,708	12,984	13,159	13,854	13,280	12,991	13,140	13,222	13,216	13,629	13,797	13,874	12,856	13,002	12,013	12,948	13,337	13,512	13,991	13,184	14,053	14,122	13,833	14,128	14,487	14,891	15,337	15,244	13,955	12,108	13,431	14,080	14,452	15,144	16,156	15,598	15,120	17,053	17,776	17,599	18,050	18,651	19,519	19,800	20,095	20,455	20,964	20,094	21,232	20,767	21,654	20,508	19,990	20,538	18,832	18,846	17,214	18,581	17,804	16,149	17,308	18,512	17,726	18,980	18,524	19,096	19,431	19,237	20,400	21,086	20,582	19,694	19,123	20,915	21,942	22,206	23,147	23,891	23,003	24,031	24,520	24,952	25,611	26,080	25,563	26,736	26,039	26,958	26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	1,000,000	940,176	933,179	996,504	1,012,272	1,017,958	1,006,551	1,049,076	1,049,948	1,055,525	1,035,098	1,049,982		1,075,106	1,101,054	1,131,601	1,143,655	1,160,589	1,185,141	1,189,701	1,218,173	1,219,888	1,247,267	1,270,838	1,298,374	1,315,933	1,385,415	1,328,021	1,299,075	1,314,003	1,322,237	1,321,606	1,362,884	1,379,747	1,387,430	1,285,554	1,300,158	1,201,297	1,294,765	1,333,698	1,351,215	1,399,128	1,318,397	1,405,273	1,412,234	1,383,347	1,412,786	1,448,738	1,489,086	1,533,696	1,524,361	1,395,514	1,210,828	1,343,104	1,407,987	1,445,230	1,514,372	1,615,554	1,559,819	1,511,972	1,705,295	1,777,594	1,759,927	1,805,024	1,865,081	1,951,882	1,980,000	2,009,512	2,045,508	2,096,417	2,009,373	2,123,185	2,076,660	2,165,417	2,050,843	1,998,975	2,053,834	1,883,215	1,884,641	1,721,390	1,858,062	1,780,381	1,614,877	1,730,846	1,851,192	1,772,577	1,897,998	1,852,373	1,909,611	1,943,086	1,923,687	2,040,027	2,108,557	2,058,193	1,969,406	1,912,262	2,091,541	2,194,224	2,220,556	2,314,702	2,389,085	2,300,343	2,403,058	2,451,955	2,495,164	2,561,112	2,608,016	2,556,281	2,673,580	2,603,905	2,695,793	2,676,391	2,557,237	2,579,963	2,732,676	2,850,599	2,887,294	2,962,610	3,057,846	3,119,080	3,127,891	3,153,175
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Accumulated Value	10,000	9,956	10,036	10,815	11,045	11,055	11,619	11,752	11,543	11,875	11,490	10,997		11,252	11,392	11,752	12,099	12,279	12,620	12,549	12,956	13,142	12,963	12,944	13,185	13,029	13,027	12,207	12,344	12,527	12,525	12,860	13,098	12,920	12,753	12,428	12,613	12,004	13,127	13,464	13,892	13,990	13,962	14,492	14,435	14,695	14,859	14,894	14,666	15,448	15,673	14,485	12,212	13,230	13,808	13,623	13,893	13,840	13,396	13,184	14,402	14,370	14,214	14,098	15,136	15,844	16,099	16,178	16,355	16,538	16,026	16,694	16,010	17,226	16,721	16,654	17,777	17,275	17,834	16,513	17,436	16,789	14,680	15,342	16,616	16,086	16,949	16,115	16,486	16,895	15,798	16,306	16,504	15,720	14,994	14,897	16,391	16,812	16,299	16,263	16,743	16,253	17,003	16,675	17,798	18,604	19,074	18,748	19,647	18,481	18,484	19,060	19,841	20,473	20,562	20,727	20,448	20,748	21,078	20,492	21,307	21,087
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Accumulated Value	10,000	9,956	10,036	10,815	11,045	11,055	11,619	11,752	11,543	11,875	11,490	10,997		11,252	11,392	11,752	12,099	12,279	12,620	12,549	12,956	13,142	12,963	12,944	13,185	13,029	13,027	12,207	12,344	12,527	12,525	12,860	13,098	12,920	12,753	12,428	12,613	12,004	13,127	13,464	13,892	13,990	13,962	14,492	14,435	14,695	14,859	14,894	14,666	15,448	15,673	14,485	12,212	13,230	13,808	13,623	13,893	13,840	13,396	13,184	14,402	14,370	14,214	14,098	15,136	15,844	16,099	16,178	16,355	16,538	16,026	16,694	16,010	17,226	16,721	16,654	17,777	17,275	17,834	16,513	17,436	16,789	14,680	15,342	16,616	16,086	16,949	16,115	16,486	16,895	15,798	16,306	16,504	15,720	14,994	14,897	16,391	16,812	16,299	16,263	16,743	16,253	17,003	16,675	17,798	18,604	19,074	18,748	19,647	18,481	18,484	19,060	19,841	20,473	20,562	20,727	20,448	20,748	21,078	20,492	21,307	21,087
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Accumulated Value	10,000	9,956	10,036	10,815	11,045	11,055	11,619	11,752	11,543	11,875	11,490	10,997		11,252	11,392	11,752	12,099	12,279	12,620	12,549	12,956	13,142	12,963	12,944	13,185	13,029	13,027	12,207	12,344	12,527	12,525	12,860	13,098	12,920	12,753	12,428	12,613	12,004	13,127	13,464	13,892	13,990	13,962	14,492	14,435	14,695	14,859	14,894	14,666	15,448	15,673	14,485	12,212	13,230	13,808	13,623	13,893	13,840	13,396	13,184	14,402	14,370	14,214	14,098	15,136	15,844	16,099	16,178	16,355	16,538	16,026	16,694	16,010	17,226	16,721	16,654	17,777	17,275	17,834	16,513	17,436	16,789	14,680	15,342	16,616	16,086	16,949	16,115	16,486	16,895	15,798	16,306	16,504	15,720	14,994	14,897	16,391	16,812	16,299	16,263	16,743	16,253	17,003	16,675	17,798	18,604	19,074	18,748	19,647	18,481	18,484	19,060	19,841	20,473	20,562	20,727	20,448	20,748	21,078	20,492	21,307	21,087
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Accumulated Value	10,000	9,956	10,036	10,815	11,045	11,055	11,619	11,752	11,543	11,875	11,490	10,997		11,252	11,392	11,752	12,099	12,279	12,620	12,549	12,956	13,142	12,963	12,944	13,185	13,029	13,027	12,207	12,344	12,527	12,525	12,860	13,098	12,920	12,753	12,428	12,613	12,004	13,127	13,464	13,892	13,990	13,962	14,492	14,435	14,695	14,859	14,894	14,666	15,448	15,673	14,485	12,212	13,230	13,808	13,623	13,893	13,840	13,396	13,184	14,402	14,370	14,214	14,098	15,136	15,844	16,099	16,178	16,355	16,538	16,026	16,694	16,010	17,226	16,721	16,654	17,777	17,275	17,834	16,513	17,436	16,789	14,680	15,342	16,616	16,086	16,949	16,115	16,486	16,895	15,798	16,306	16,504	15,720	14,994	14,897	16,391	16,812	16,299	16,263	16,743	16,253	17,003	16,675	17,798	18,604	19,074	18,748	19,647	18,481	18,484	19,060	19,841	20,473	20,562	20,727	20,448	20,748	21,078	20,492	21,307	21,087
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 995,579	$ 1,003,640	$ 1,081,477	$ 1,104,515	$ 1,105,477	$ 1,161,947	$ 1,175,204	$ 1,154,307	$ 1,187,521	$ 1,148,960	$ 1,099,736		$ 1,125,231	$ 1,139,193	$ 1,175,247	$ 1,209,861	$ 1,227,879	$ 1,261,971	$ 1,254,915	$ 1,295,633	$ 1,314,217	$ 1,296,341	$ 1,294,393	$ 1,318,461	$ 1,302,923	$ 1,302,696	$ 1,220,694	$ 1,234,393	$ 1,252,715	$ 1,252,478	$ 1,286,016	$ 1,309,761	$ 1,291,967	$ 1,275,328	$ 1,242,795	$ 1,261,285	$ 1,200,362	$ 1,312,713	$ 1,346,383	$ 1,389,159	$ 1,398,996	$ 1,396,178	$ 1,449,167	$ 1,443,455	$ 1,469,530	$ 1,485,850	$ 1,489,399	$ 1,466,568	$ 1,544,777	$ 1,567,312	$ 1,448,482	$ 1,221,233	$ 1,322,986	$ 1,380,849	$ 1,362,312	$ 1,389,253	$ 1,383,954	$ 1,339,603	$ 1,318,361	$ 1,440,210	$ 1,437,032	$ 1,421,395	$ 1,409,825	$ 1,513,569	$ 1,584,373	$ 1,609,948	$ 1,617,770	$ 1,635,465	$ 1,653,802	$ 1,602,637	$ 1,669,384	$ 1,600,951	$ 1,722,600	$ 1,672,149	$ 1,665,430	$ 1,777,723	$ 1,727,500	$ 1,783,353	$ 1,651,260	$ 1,743,600	$ 1,678,898	$ 1,467,995	$ 1,534,174	$ 1,661,599	$ 1,608,647	$ 1,694,882	$ 1,611,546	$ 1,648,628	$ 1,689,452	$ 1,579,795	$ 1,630,645	$ 1,650,399	$ 1,572,020	$ 1,499,356	$ 1,489,744	$ 1,639,100	$ 1,681,247	$ 1,629,864	$ 1,626,339	$ 1,674,348	$ 1,625,297	$ 1,700,294	$ 1,667,504	$ 1,779,797	$ 1,860,383	$ 1,907,364	$ 1,874,777	$ 1,964,717	$ 1,848,114	$ 1,848,390	$ 1,906,024	$ 1,984,124	$ 2,047,326	$ 2,056,226	$ 2,072,715	$ 2,044,849	$ 2,074,836	$ 2,107,824	$ 2,049,202	$ 2,130,664	$ 2,108,661